GOING CONCERN AND FINANCIAL POSITION (Details Narrative) - USD ($)	Dec. 31, 2021	Jul. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Jul. 31, 2020	Jan. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit		$ (22,701,783)	$ (20,381,977)			$ (21,569,153)
Working capital deficit		4,207,245	4,344,055
Cash and cash equivalents	$ 277,664	382,491	277,664	$ 162,124	$ 121,290	$ 162,124	$ 59,401
Short-term debt in default		$ 151,000	$ 151,000